Note 10 - Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	As of December 31,
	2012	2013
	RMB	RMB

Business and other tax payable	26,117	28,313
Refundable deposits from employees and agents	12,714	12,452
Professional fees	12,378	11,818
Advances from third parties	16,014	22,490
Payables for addition of office equipment, furniture and fixtures	38,537	8,618
Insurance compensation claim payable to customers	2,699	1,487
Payable for equity transfers of investment in affiliates	-	15,006
Consideration payable to settle the lawsuit (i)	-	40,106
Others	7,665	7,664
Total	116,124	147,954